Financing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Debt Outstanding

Following is a summary of debt outstanding:

	As of
	June 30, 2015	December 31, 2014
	(unaudited)	(audited)
Notes Payable to Directors and Affiliates	$1,348,000	$1,350,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Series Subordinated Note, due December 2015 Stated interest rate of 12%	499,591	613,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable — Bank	313,017	252,244
Total	4,727,094	4,782,538
Unamortized discount	(20,837)	(145,835)
Total debt, net	4,706,257	4,636,703
Less: current maturities	2,214,257	2,070,217
Long-term portion	$2,492,000	$2,566,486

Following is a summary of debt outstanding:

	As of
	December 31, 2014	December 31, 2013
Senior Secured Note Payable, due August 2013	$—	$1,562,500
Secured Convertible Notes, due June through August 2014	—	770,000
Notes Payable to Directors and Affiliates	1,350,000	2,350,000
Convertible Notes, due March 2015, interest at 10%	—	575,000
Convertible Term Loans, due December 2016, interest at 10%	2,300,000	500,000
Convertible, Subordinated Notes, due March 2012 interest at 6%	—	112,561
Convertible Subordinated Note, due April 2015 interest at 9%	—	200,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12%, effective interest of 38%.	613,808	863,808
Notes Payable, due February 2015, interest at 10%	—	100,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	—
Note Payable, due August 2021, interest 0%	192,000	—
Installment Note Payable — Bank	252,244	137,383
Total	4,782,538	7,171,252
Unamortized discount	(145,835)	(67,327)
Total debt, net	4,636,703	7,103,925
Less: current maturities	2,070,217	3,170,672
Long-term portion	$2,566,486	$3,933,253

Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt at June 30, 2015 are as follows:
Six months ending December 31, 2015	$2,139,772
2016	2,374,485
2017	—
2018	—
2019	—
2020	—
Thereafter	192,000
$4,706,257
Future maturities of long-term debt at December 31, 2014 are as follows:
2015	$2,070,217
2016	2,374,486
2017	—
2018	—
2019	—
Thereafter	192,000
$4,636,703